LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.73%
Aerospace & Defense–0.42%
†Axon Enterprise, Inc.	9,582	$6,876,426
		6,876,426
Automobiles–0.94%
Ferrari NV	31,690	15,376,622
		15,376,622
Beverages–2.42%
†Celsius Holdings, Inc.	190,187	10,933,851
†Monster Beverage Corp.	426,449	28,704,282
		39,638,133
Biotechnology–1.48%
†Genmab AS ADR	202,092	6,198,161
†Vertex Pharmaceuticals, Inc.	46,231	18,105,909
		24,304,070
Broadline Retail–7.31%
†Amazon.com, Inc.	545,378	119,748,647
		119,748,647
Building Products–0.29%
†Trex Co., Inc.	90,515	4,676,910
		4,676,910
Capital Markets–0.89%
Cboe Global Markets, Inc.	59,570	14,609,543
		14,609,543
Chemicals–1.03%
Sherwin-Williams Co.	48,920	16,939,039
		16,939,039
Commercial Services & Supplies–0.57%
†Copart, Inc.	206,413	9,282,393
		9,282,393
Communications Equipment–0.66%
†Arista Networks, Inc.	35,874	5,227,201
Motorola Solutions, Inc.	12,218	5,587,169
		10,814,370
Consumer Staples Distribution & Retail–1.89%
Costco Wholesale Corp.	33,487	30,996,572
		30,996,572
Diversified Telecommunication Services–0.00%
†=πMagic Leap, Inc. Class A	4,690	0
		0
Entertainment–4.54%
†Netflix, Inc.	62,100	74,452,932
		74,452,932
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–4.17%
†Toast, Inc. Class A	123,670	$4,515,192
Visa, Inc. Class A	187,030	63,848,301
		68,363,493
Ground Transportation–0.58%
†Saia, Inc.	31,755	9,506,177
		9,506,177
Health Care Equipment & Supplies–2.70%
†Intuitive Surgical, Inc.	50,173	22,438,871
Stryker Corp.	58,907	21,776,150
		44,215,021
Health Care Providers & Services–1.57%
McKesson Corp.	21,790	16,833,646
UnitedHealth Group, Inc.	25,939	8,956,737
		25,790,383
Health Care Technology–1.51%
†Veeva Systems, Inc. Class A	83,198	24,785,516
		24,785,516
Hotels, Restaurants & Leisure–1.47%
†Cava Group, Inc.	37,658	2,274,920
†Chipotle Mexican Grill, Inc.	363,617	14,250,150
Texas Roadhouse, Inc.	45,750	7,601,363
		24,126,433
Household Durables–0.25%
Garmin Ltd.	16,780	4,131,572
		4,131,572
Insurance–0.90%
Progressive Corp.	60,010	14,819,470
		14,819,470
Interactive Media & Services–13.50%
Alphabet, Inc. Class C	428,115	104,267,408
Meta Platforms, Inc. Class A	147,647	108,429,004
†Reddit, Inc. Class A	37,125	8,538,379
		221,234,791
IT Services–0.59%
†Shopify, Inc. Class A	64,920	9,647,761
		9,647,761
Life Sciences Tools & Services–1.13%
†Mettler-Toledo International, Inc.	9,890	12,141,063
†Waters Corp.	21,064	6,315,198
		18,456,261
Machinery–0.47%
Otis Worldwide Corp.	84,083	7,687,709
		7,687,709
LVIP AllianceBernstein Large Cap Growth Fund–1

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.03%
†=πCelonis SE	2,137	$433,704
		433,704
Pharmaceuticals–2.30%
Eli Lilly & Co.	49,402	37,693,726
		37,693,726
Professional Services–1.62%
Broadridge Financial Solutions, Inc.	37,810	9,005,208
Verisk Analytics, Inc.	69,975	17,599,412
		26,604,620
Semiconductors & Semiconductor Equipment–24.81%
Applied Materials, Inc.	133,054	27,241,476
ASML Holding NV	9,869	9,554,080
†Astera Labs, Inc.	43,813	8,578,585
Broadcom, Inc.	277,870	91,672,092
NVIDIA Corp.	1,079,341	201,383,444
QUALCOMM, Inc.	75,742	12,600,439
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	106,670	29,791,864
Texas Instruments, Inc.	140,634	25,838,685
		406,660,665
Software–14.03%
†AppLovin Corp. Class A	28,348	20,369,172
†Cadence Design Systems, Inc.	39,438	13,852,992
†=πCanva, Inc.	875	1,440,372
†=πEpic Games, Inc.	6,539	4,573,507
Intuit, Inc.	13,830	9,444,645
†Manhattan Associates, Inc.	37,024	7,589,180
Microsoft Corp.	286,541	148,413,911
†Procore Technologies, Inc.	71,441	5,209,478
†ServiceNow, Inc.	14,702	13,529,957
†Synopsys, Inc.	11,051	5,452,453
		229,875,667
Specialty Retail–2.53%
Home Depot, Inc.	68,679	27,828,044
TJX Cos., Inc.	33,328	4,817,229
Tractor Supply Co.	154,029	8,759,629
		41,404,902
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.50%
†Lululemon Athletica, Inc.	15,080	$2,683,184
†On Holding AG Class A	131,796	5,581,561
		8,264,745
Trading Companies & Distributors–0.63%
United Rentals, Inc.	10,834	10,342,786
		10,342,786
Total Common Stock (Cost $717,578,922)		1,601,761,059
CONVERTIBLE PREFERRED STOCKS–1.20%
†=πCanva, Inc. Series A	52	85,599
†=πCanva, Inc. Series A3	18	29,631
†=πCanva, Inc. Series A4	3	4,939
†=πCelonis SE Series D	6,459	1,310,854
†=πDatabricks, Inc. Series I	50,702	7,605,300
†=πFormagrid, Inc. Series F	10,238	597,285
†=πGM Cruise Holdings LLC Class F	126,000	126,000
†=πGM Cruise Holdings LLC Class G	70,430	70,430
†=πNuro, Inc. Series C	189,324	2,423,347
†=πNuro, Inc. Series D	41,493	537,749
†=πRappi, Inc. Series E	36,866	537,138
†=πRedwood Materials, Inc. Series C	40,061	1,885,671
†=πRedwood Materials, Inc. Series D	41,085	1,933,871
†=πSila Nanotechnologies, Inc. Series F	35,141	640,269
†=πWaymo LLC Series A-2	17,257	1,828,379
Total Convertible Preferred Stocks (Cost $24,627,292)		19,616,462

MONEY MARKET FUND–1.12%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	18,357,049	18,357,049
Total Money Market Fund (Cost $18,357,049)		18,357,049

TOTAL INVESTMENTS–100.05% (Cost $760,563,263)	1,639,734,570
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(797,165)
NET ASSETS APPLICABLE TO 34,496,668 SHARES OUTSTANDING–100.00%	$1,638,937,405

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP AllianceBernstein Large Cap Growth Fund–2

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $26,064,045, which represented 1.59% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	12/17/2021	$1,491,142	$1,440,372
Canva, Inc. Series A	12/17/2021	88,616	85,599
Canva, Inc. Series A3	12/17/2021	30,675	29,631
Canva, Inc. Series A4	12/17/2021	5,113	4,939
Celonis SE	6/17/2021	790,241	433,704
Celonis SE Series D	6/17/2021	2,388,489	1,310,854
Databricks, Inc. Series I	9/14/2023	3,726,597	7,605,300
Epic Games, Inc.	6/18/2020	4,238,405	4,573,507
Formagrid, Inc. Series F	12/8/2021	1,917,419	597,285
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	126,000
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	70,430
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	2,423,347
Nuro, Inc. Series D	10/29/2021	864,951	537,749
Rappi, Inc. Series E	9/8/2020	2,202,598	537,138
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	1,885,671
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	1,933,871
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	640,269
Waymo LLC Series A-2	5/8/2020	1,481,810	1,828,379
Total		$33,427,171	$26,064,045

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP AllianceBernstein Large Cap Growth Fund–3